Finance Costs - Additional Information (Detail) $ in Millions, $ in Millions		12 Months Ended
	Jan. 10, 2020	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)
Disclosure Of Detailed Information About Finance Cost Explanatory [Line Items]
Percentage of premium paid	1.00%
Secured Term Loans Facility [Member]
Disclosure Of Detailed Information About Finance Cost Explanatory [Line Items]
Paid In kind Interest		$ 2.9	$ 2.1